Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Segment Results
The segment results for the year ended December 31, 2020 were as follows:

	Airline transportation operations RMB million	Other segments RMB million	Eliminations RMB million	Unallocated* RMB million	Total RMB million
Segment revenue
Reportable segment revenue from external customers	58,337	302	—	—	58,639
Intersegment sales	—	1,499	(1,499)	—	—

Reportable segment revenue	58,337	1,801	(1,499)	—	58,639

Reportable segment (loss)/profit before income tax	(17,062)	684	—	(103)	(16,481)

	Airline transportation operations RMB million	Other segments RMB million	Eliminations RMB million	Unallocated* RMB million	Total RMB million
Other segment information
Depreciation and amortization	21,965	283	—	—	22,248
Impairment charges/impairment losses on financial assets, net**	215	1	—	—	216
Interest income	178	1	(13)	—	166
Interest expense	5,212	15	(13)	—	5,214
Capital expenditure	17,778	639	—	—	18,417

The segment results for the year ended December 31, 2019 were as follows:

	Airline transportation operations RMB million	Other segments RMB million	Eliminations RMB million	Unallocated* RMB million	Total RMB million
Segment revenue
Reportable segment revenue from external customers	119,240	1,620	—	—	120,860
Intersegment sales	—	2,052	(2,052)	—	—

Reportable segment revenue	119,240	3,672	(2,052)	—	120,860

Reportable segment profit before income tax	2,745	1,164	—	393	4,302

Other segment information
Depreciation and amortization	21,816	261	—	—	22,077
Impairment charges/impairment losses on financial assets, net**	20	—	—	—	20
Interest income	108	1	(13)	—	96
Interest expense	5,152	30	(13)	—	5,169
Capital expenditure	42,853	303	—	—	43,156

The segment assets and liabilities as at December 31, 2020 and December 31, 2019 were as follows:

	Airline transportation operations RMB million	Other segments RMB million	Eliminations RMB million	Unallocated* RMB million	Total RMB million
At December 31, 2020
Reportable segment assets	275,028	5,510	(1,736)	3,606	282,408
Reportable segment liabilities	224,862	2,228	(1,736)	142	225,496

At December 31, 2019
Reportable segment assets	274,578	6,225	(1,943)	4,076	282,936
Reportable segment liabilities	211,035	3,146	(1,943)	301	212,539

*
Unallocated assets primarily represent investments in associates and joint ventures, derivative financial instruments, equity investments designated at fair value through other comprehensive income and a financial asset at fair value through profit or loss. Unallocated results primarily represent the share of results of associates and joint ventures, fair value changes of derivative financial instruments, fair value change of a financial asset at fair value through profit or loss and dividend income relating to equity investments.

**	It included impairment loss on property, plant and equipment of RMB31 million (Note 16).

Summary of Revenues by Geographical Area

	2020	2019	2018
	RMB million	RMB million	RMB million
Domestic (the PRC, excluding Hong Kong, Mac a u and Taiwan)	45,479	80,058	76,517
International	12,759	37,082	34,744
Regional (Hong Kong, Macau and Taiwan)	489	3,846	4,017

	58,727	120,986	115,278

Summary of Reconciliation of Reportable Segment Revenues, (Loss)/Profit and Assets

		2020	2019	2018
	Note	RMB million	RMB million	RMB million
Revenue
Reportable segment revenue		58,639	120,860	114,930
- Reclassification of taxes relating to the expired tickets	(i)	88	126	348

Consolidated revenue		58,727	120,986	115,278

		2020	2019	2018
	Note	RMB million	RMB million	RMB million
(Loss)/profit before income tax
Reportable segment (loss)/profit		(16,481)	4,302	3,867
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	(ii)	(7)	(3)	(11)

Consolidated (loss)/profit before income tax		(16,488)	4,299	3,856

			2020	2019
	Notes		RMB million	RMB million
Assets
Reportable segment assets			282,408	282,936
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	(ii)		—	7
- Difference in intangible asset arising from the acquisition of Shanghai Airlines	(iii)		2,242	2,242

Consolidated assets			284,650	285,185

Notes:

(i)	The difference represents the different classification of sales related taxes under the PRC A c counting Standards and IFRSs.
(ii)
The difference is attributable to the differences in the useful lives and residual values of aircraft and engines adopted for depreciation purposes in prior years under the PRC Accounting Standards and IFRSs. Despite the depreciation policies of these assets which have been unified under IFRSs and the PRC Accounting Standards in recent years, the changes were applied prospectively as changes in accounting estimates which result in the differences in the carrying amounts and related depreciation charges under IFRSs and the PRC Accounting Standards.

(iii)
The difference represents the different measurement of the fair value of acquisition cost of the shares from Shanghai Airlines between the PRC Accounting standards and IFRSs, which results in the different measurement of goodwill.